Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option order flow rebates [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	$ 49,065,412	$ 30,257,156	$ 94,339,846	$ 60,145,364	$ 135,634,071	$ 141,010,186	$ 191,783,801
Equity order flow rebates [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	19,623,426	13,059,779	38,460,174	27,083,688	61,435,491	51,222,529	87,197,333
Equity and Option Order Flow Income [Member]
Schedule of Equity and Option Order Flow Income [Line Items]
Total	$ 68,688,838	$ 43,316,935	$ 132,800,020	$ 87,229,052	$ 197,069,562	$ 192,232,715	$ 278,981,134